Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14475
Entity Registrant Name	TELEFÔNICA BRASIL S.A.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Engenheiro Luis Carlos Berrini
Entity Address, Address Line Two	1,376
Entity Address, Address Line Three	32º floor
Entity Address, Postal Zip Code	04571-936
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	1,652,588,360
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001066119
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	São Paulo
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	David Melcon Sanchez-Friera
City Area Code	+55 11
Local Phone Number	3430 3687
Entity Address, Address Line One	Avenida Engenheiro Luis Carlos Berrini
Entity Address, Address Line Two	1,376
Entity Address, Postal Zip Code	04571-936
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Contact Personnel Email Address	ir.br@telefonica.com
Common shares
Document and Entity Information
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VIVT3
Security Exchange Name	NYSE
AmericanDepositoryshares[Member]
Document and Entity Information
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing one Common Share
Trading Symbol	VIV
Security Exchange Name	NYSE